Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses
Accrued voyage expenses	$ 17,731	$ 10,641
Accrued loan interest	7,944	7,420
Accrued legal and professional fees	8,190	5,547
Total accrued expenses	$ 33,865	$ 23,608